RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14 - RELATED PARTY TRANSACTIONS

Accrued Payroll - Related Parties

The accrued expenses, related party, on the accompanying consolidated balance sheets represents accrued payroll and payroll taxes, and the bonus discussed below. Included in other accrued expenses on the accompanying consolidated balance sheet as of March 31, 2022, is approximately $119,000 owing to Chief Technology Officer (“CTO”) (which includes $50,000 from consulting services prior to his employment), including both accrued payroll and accrued allowances and expenses. In the current year the CTO forgave the prior amounts owed to him, with a gain on settlement of accrued expenses recognized in the year ended March 31, 2023 consolidated statement of operations.

Bonus Compensation - Related Party

On May 11, 2021, the Company paid the Chief Financial Officer (“CFO”) a bonus of $300,000. On August 10, 2021, the Board of Directors ratified the bonus payment to the CFO and awarded the President and the CTO compensation bonuses of $300,000 each. The bonuses to the President and CTO are to be distributed within the next twelve months from the award date, and are included in accrued expenses, related parties as of December 31, 2021. During the year ended March 31, 2022, $200,000 was paid each to the President and CTO, with a total of $200,000 remaining in accrued expenses, related parties, as of March 31, 2023 and 2022.

NaturalShrimp Holdings, Inc.

On January 1, 2016 the Company entered into a notes payable agreement with NaturalShrimp Holdings, Inc.(“NSH”), a shareholder. The note payable has no set monthly payment or maturity date with a stated interest rate of 2%. During the year ended March 31, 2022, the Company paid off $655,750 of the note payable. The outstanding balance is approximately $77,000 as of both March 31, 2023 and March 31, 2022. As of both March 31, 2023 and March 31, 2022, accrued interest payable was approximately $74,000.

Promissory Note

On August 10, 2022, the Company issued a loan agreement for $300,000, with related parties, which is to be considered priority debt of the Company. As of this filing, five of the related parties have entered into promissory notes under the loan agreement for $50,000 each, for a total of cash received of $250,000. The notes bear interest at a 10% per annum and are due in one year from the issuance date of the notes. For the year ended March 31, 2023, the interest expense was $22,270.

Shareholder Notes

The Company has entered into several working capital notes payable to multiple shareholders of NSH and Bill Williams, a former officer and director, and a shareholder of the Company, for a total of $486,500. The notes are unsecured and bear interest at 8%. These notes had stock issued in lieu of interest and have no set monthly payment or maturity date. The balance of these notes was $356,404 as of March 31, 2023 and 2022, respectively, and is classified as a current liability on the consolidated balance sheets. As of March 31, 2023 and March 31, 2022, accrued interest payable was approximately $146,000.

Shareholders

Beginning in 2010, the Company started entering into several working capital notes payable with various shareholders of NSH for a total of $290,000 and bearing interest at 8%. The balance of these notes as of March 31, 2023 and March 31, 2022 was $54,647 and is classified as a current liability on the consolidated balance sheets.